Exhibit 99.1

Hyundai Auto Receivables Trust 2018-A
Monthly Servicing Report

Collection Period						October 2020
Distribution Date						11/16/20
Transaction Month						31
30/360 Days						30
Actual/360 Days						32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		March 16, 2018
Closing Date:		April 18, 2018

		Dollars	Units	WAC	WARM
Original Pool Balance:		$980,222,708.55	55,346	3.59%	54.76
Original Adj. Pool Balance:		$924,082,694.76

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$202,000,000.00	20.608%	2.23000%		April 15, 2019
Class A-2-A Notes	Fixed	$200,000,000.00	20.404%	2.55000%		April 15, 2021
Class A-2-B Notes	Floating	$150,000,000.00	15.303%	LIBOR + 0.12%		April 15, 2021
Class A-3 Notes	Fixed	$230,000,000.00	23.464%	2.79000%		July 15, 2022
Class A-4 Notes	Fixed	$74,600,000.00	7.611%	2.94000%		June 17, 2024
Class B Notes	Fixed	$16,600,000.00	1.693%	3.14000%		June 17, 2024
Class C Notes	Fixed	$27,750,000.00	2.831%	3.29000%		December 16, 2024
Total Securities		$900,950,000.00	91.913%

Overcollateralization		$23,132,694.76	2.360%
YSOA		$56,140,013.79	5.727%
Total Original Pool Balance		$980,222,708.55	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

		Beginning of Period		Ending of Period		Change
		Balance	Note Factor	Balance	Note Factor
Class A-1 Notes		$-	-	$-	-	$-
Class A-2-A Notes		$-	-	$-	-	$-
Class A-2-B Notes		$-	-	$-	-	$-
Class A-3 Notes		$111,447,316.90	0.4845536	$95,836,385.80	0.4166799	$15,610,931.10
Class A-4 Notes		$74,600,000.00	1.0000000	$74,600,000.00	1.0000000	$-
Class B Notes		$16,600,000.00	1.0000000	$16,600,000.00	1.0000000	$-
Class C Notes		$27,750,000.00	1.0000000	$27,750,000.00	1.0000000	$-
Total Securities		$230,397,316.90	0.2557271	$214,786,385.80	0.2383999	$15,610,931.10

Weighted Avg. Coupon (WAC)		3.46%		3.47%
Weighted Avg. Remaining Maturity (WARM)		28.44		27.62
Pool Receivables Balance		$273,629,635.64		$257,153,461.86
Remaining Number of Receivables		31,276		30,334

Adjusted Pool Balance		$261,816,128.52		$246,205,197.42

III. COLLECTIONS

Principal:
Principal Collections						$16,157,382.43
Repurchased Contract Proceeds Related to Principal						$-
Recoveries/Liquidation Proceeds						$203,105.95
Total Principal Collections						$16,360,488.38

Interest:
Interest Collections						$801,894.07
Late Fees & Other Charges						$36,631.71
Interest on Repurchase Principal						$-
Total Interest Collections						$838,525.78

Collection Account Interest						$259.14
Reserve Account Interest						$39.31
Servicer Advances						$-

Total Collections						$17,199,312.61

2018A Report	1 of 4

Hyundai Auto Receivables Trust 2018-A
Monthly Servicing Report

Collection Period	October 2020
Distribution Date	11/16/20
Transaction Month	31
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections					$17,199,312.61
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$17,199,312.61
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$228,024.70	$ -	$228,024.70	228,024.70
Collection Account Interest					$259.14
Late Fees & Other Charges					$36,631.71
Total due to Servicer					$264,915.55

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$259,115.01		$259,115.01
Class A-4 Notes		$182,770.00		$182,770.00

Total Class A interest:		$441,885.01		$441,885.01	441,885.01

3. First Priority Principal Distribution:		$0.00		$0.00	0.00

4. Class B Noteholders Interest:		$43,436.67		$43,436.67	43,436.67

5. Second Priority Principal Distribution:		$0.00		$-	0.00

6. Class C Noteholders Interest:		$76,081.25		$76,081.25	76,081.25

Available Funds Remaining:					$16,372,994.13

7. Regular Principal Distribution Amount:					15,610,931.10

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$15,610,931.10
Class A-4 Notes				$-
Class A Notes Total:		$15,610,931.10		$15,610,931.10
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$15,610,931.10		$15,610,931.10

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses and Asset Representations Reviewer Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					762,063.03

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount					$11,813,507.12
Beginning Period Amount					$11,813,507.12
Current Period Amortization					$865,242.68
Ending Period Required Amount					$10,948,264.44
Ending Period Amount					$10,948,264.44
Next Distribution Date Required Amount					$10,121,096.88

2018A Report	2 of 4

Hyundai Auto Receivables Trust 2018-A
Monthly Servicing Report

Collection Period	October 2020
Distribution Date	11/16/20
Transaction Month	31
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance					0.25%
Beginning Period Required Amount					$2,310,206.74
Beginning Period Amount					$2,310,206.74
Current Period Release to Collection Account					$-
Current Period Deposit					$-
Current Period Release to Depositor					$-
Ending Period Required Amount (0.25% of APB of cut-off date)					$2,310,206.74
Ending Period Amount					$2,310,206.74

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%
			Beginning	Ending	Target
Overcollateralization Amount			$ 31,418,811.62	$ 31,418,811.62	$31,418,811.62
Overcollateralization as a % of Original Adjusted Pool			3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool			12.00%	12.76%	12.76%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables		Units Percent	Units	Dollars Percent	Amount
Current		98.65%	29,924	98.21%	$252,541,204.35
30 - 60 Days		1.01%	307	1.35%	$3,472,541.05
61 - 90 Days		0.25%	77	0.31%	$804,586.79
91-120 Days		0.08%	25	0.13%	$323,299.55
121 + Days		0.00%	1	0.00%	$11,830.12
Total			30,334		$257,153,461.86

Delinquent Receivables 30+ Days Past Due
Current Period		1.35%	410	1.79%	$4,612,257.51
1st Preceding Collection Period		1.27%	398	1.73%	$4,744,309.93
2nd Preceding Collection Period		1.17%	377	1.59%	$4,608,774.74
3rd Preceding Collection Period		1.22%	405	1.60%	$4,908,976.77
Four-Month Average		1.25%		1.68%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance				0.44%
Delinquency Percentage exceeds Delinquency Trigger of 9.6% (Y/N)				No

Repossession in Current Period			26		$379,145.45
Repossession Inventory			75		$984,979.89

Current Charge-Offs
Gross Principal of Charge-Offs					$318,791.35
Recoveries					$(203,105.95)
Net Loss					$115,685.40

Ratio of Current Net Loss to Beginning Pool Balance (annualized)					0.51%

Average Pool Balance for Current Period					$265,391,548.75

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period					0.52%
1st Preceding Collection Period					0.26%
2nd Preceding Collection Period					0.73%
3rd Preceding Collection Period					0.21%
Four-Month Average					0.43%

Cumulative Charge-Offs			Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs			29	1,490	$19,060,983.56
Recoveries			28	1,209	$(10,139,064.40)
Net Loss					$8,921,919.16
Cumulative Net Loss as a % of Initial Pool Balance					0.91%

Net Loss for Receivables that have experienced a Net Loss *			16	1,122	$8,959,505.09
Average Net Loss for Receivables that have experienced a Net Loss					$7,985.30

Principal Balance of Extensions					$848,439.14
Number of Extensions					70

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

2018A Report	3 of 4

Hyundai Auto Receivables Trust 2018-A
Monthly Servicing Report

Collection Period	October 2020
Distribution Date	11/16/20
Transaction Month	31
30/360 Days	30
Actual/360 Days	32

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

2018A Report	4 of 4